BFS Equity Fund
Schedule of Investments
February 28, 2026 - (Unaudited)
COMMON STOCKS — 93.82% Shares Fair Value
Aerospace & Defense — 5.89%
Boeing Co. (The)
(a)
10,000 $ 2,275,300
Northrop Grumman Corp. 2,000 1,448,760
3,724,060
Banking — 6.32%
Bank of America Corp. 20,000 996,600
JPMorgan Chase & Co. 10,000 3,003,000
3,999,600
Chemicals — 0.97%
Ecolab, Inc. 2,000 616,700
E-Commerce Discretionary — 3.98%
Amazon.com, Inc.
(a)
12,000 2,520,000
Electrical Equipment — 1.19%
Eaton Corp. PLC 2,000 751,840
Home Construction — 1.90%
D.R. Horton, Inc. 7,500 1,202,925
Insurance — 2.68%
Berkshire Hathaway, Inc., Class B
(a)
1,500 757,425
Marsh & McLennan Cos., Inc. 5,000 933,700
1,691,125
Internet Media & Services — 11.03%
Alphabet, Inc., Class A 12,000 3,741,120
Meta Platforms, Inc., Class A 5,000 3,240,900
6,982,020
Machinery — 6.72%
Caterpillar, Inc. 2,000 1,485,660
Deere & Co. 2,000 1,259,420
Parker-Hannifin Corp. 1,500 1,513,770
4,258,850
Medical Equipment & Devices — 6.15%
Danaher Corp. 4,000 842,560
Stryker Corp. 2,500 968,650
Thermo Fisher Scientific, Inc. 4,000 2,084,440
3,895,650
Metals & Mining — 9.47%
Agnico Eagle Mines Ltd. 9,000 2,264,400
Alamos Gold, Inc., Class A 50,000 2,709,500
Barrick Mining Corp. 20,000 1,014,800
5,988,700
Oil & Gas Producers — 2.69%
ConocoPhillips 15,000 1,701,900
Pharmaceuticals — 1.75%
Pfizer, Inc. 40,000 1,106,000
Retail - Consumer Staples — 2.40%
Costco Wholesale Corp. 1,500 1,516,185

BFS Equity Fund
Schedule of Investments (continued)
February 28, 2026 - (Unaudited)
COMMON STOCKS — 93.82% - continued Shares Fair Value
Retail - Discretionary — 2.51%
Lowe's Companies, Inc. 6,000 $ 1,587,420
Semiconductors — 8.68%
Broadcom, Inc. 7,500 2,396,625
NVIDIA Corp. 17,500 3,100,825
5,497,450
Software — 7.23%
Microsoft Corp. 8,500 3,338,290
Oracle Corp. 8,500 1,235,900
4,574,190
Specialty Finance — 1.22%
American Express Co. 2,500 772,250
Specialty Retail — 2.41%
Home Depot, Inc. (The) 4,000 1,522,880
Technology Hardware — 4.59%
Apple, Inc. 11,000 2,905,980
Technology Services — 2.79%
Automatic Data Processing, Inc. 1,000 214,360
MasterCard, Inc., Class A 3,000 1,551,630
1,765,990
Transportation Equipment — 1.25%
Wabtec Corp. 3,000 791,850
Total Common Stocks (Cost $24,248,270) 59,373,565
U.S. GOVERNMENT & AGENCIES
(b)
— 3.91%
Principal
Amount
United States Treasury Bill, 3.78% , 5/21/2026 $ 1,500,000 1,488,067
United States Treasury Bill, 3.64% , 8/20/2026 1,000,000 983,345
Total U.S. Government & Agencies (Cost $2,470,671) 2,471,412
MONEY MARKET FUNDS - 2.27% Shares
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 3.59%
(c)
1,435,285 1,435,285
Total Money Market Funds (Cost $1,435,285) 1,435,285
Total Investments — 100.00%
    (Cost $28,154,226) 63,280,262
Liabilities in Excess of Other Assets — 0.00%
(d)
(41)
NET ASSETS — 100.00% $ 63,280,221
(a) Non-income producing security.
(b) The rate shown represents effective yield at time of purchase.
(c) Rate disclosed is the seven day effective yield as of February 28, 2026.
(d) Less than 0.005%.